Other current liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Other current liabilities
Professional service fee	¥ 1,235		¥ 6,319
Advertising expense payables	5,369		2,703
Promotional expense payables	4,639		5,862
Others	6,121		5,582
Total	¥ 17,364	$ 2,389	¥ 20,466